Segment information - Summary of Operating Segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings and loss information
Revenue	$ 1,008,501	$ 871,984
Production costs	478,947	459,586
Depreciation and amortization	261,087	240,185
Earnings (loss) from mine operations	268,467	172,213
Other significant items of income and expense
Write-down (reversal) of assets	9,719	32,499
Exploration and evaluation expenses	22,422	19,635
Mine standby costs	16,106	34,367
Income tax expense (recovery)	57,575	61,224
Loss from discontinued operations, net of tax	(1,553)	(304,648)
Capital expenditure information
Additions to property, plant and equipment during the period	411,163	305,810
Capitalized interest	17,087
Information about assets and liabilities
Property, plant and equipment	3,755,559	3,596,262	$ 4,003,211
Goodwill	92,591	92,591
Assets total	3,848,150	3,688,853
Debt	636,059	494,414
Turkiye
Earnings and loss information
Revenue	475,349	398,602
Production costs	202,927	193,214
Depreciation and amortization	121,640	116,076
Earnings (loss) from mine operations	150,782	89,312
Other significant items of income and expense
Write-down (reversal) of assets	1,768	33,143
Exploration and evaluation expenses	8,625	4,180
Mine standby costs	0	0
Income tax expense (recovery)	42,471	30,366
Loss from discontinued operations, net of tax	0	0
Capital expenditure information
Additions to property, plant and equipment during the period	120,113	128,797
Capitalized interest	0
Information about assets and liabilities
Property, plant and equipment	831,756	823,125
Goodwill	0	0
Assets total	831,756	823,125
Debt	0	0
Canada
Earnings and loss information
Revenue	346,315	312,962
Production costs	119,485	116,723
Depreciation and amortization	78,861	71,974
Earnings (loss) from mine operations	147,969	124,265
Other significant items of income and expense
Write-down (reversal) of assets	0	0
Exploration and evaluation expenses	11,076	12,363
Mine standby costs	3,117	0
Income tax expense (recovery)	34,181	31,441
Loss from discontinued operations, net of tax	0	0
Capital expenditure information
Additions to property, plant and equipment during the period	96,918	80,839
Capitalized interest	0
Information about assets and liabilities
Property, plant and equipment	729,685	711,178
Goodwill	92,591	92,591
Assets total	822,276	803,769
Debt	0	0
Greece
Earnings and loss information
Revenue	186,837	160,420
Production costs	156,535	149,649
Depreciation and amortization	60,586	52,135
Earnings (loss) from mine operations	(30,284)	(41,364)
Other significant items of income and expense
Write-down (reversal) of assets	7,951	(1,325)
Exploration and evaluation expenses	705	749
Mine standby costs	12,989	34,367
Income tax expense (recovery)	(15,387)	13,924
Loss from discontinued operations, net of tax	0	0
Capital expenditure information
Additions to property, plant and equipment during the period	180,881	82,989
Capitalized interest	17,087
Information about assets and liabilities
Property, plant and equipment	2,179,782	2,046,759
Goodwill	0	0
Assets total	2,179,782	2,046,759
Debt	143,368	0
Romania
Earnings and loss information
Revenue	0	0
Production costs	0	0
Depreciation and amortization	0	0
Earnings (loss) from mine operations	0	0
Other significant items of income and expense
Write-down (reversal) of assets	0	0
Exploration and evaluation expenses	0	0
Mine standby costs	0	0
Income tax expense (recovery)	0	0
Loss from discontinued operations, net of tax	(1,553)	(304,648)
Capital expenditure information
Additions to property, plant and equipment during the period	0	0
Capitalized interest	0
Information about assets and liabilities
Property, plant and equipment	0	0
Goodwill	0	0
Assets total	0	0
Debt	0	0
Other
Earnings and loss information
Revenue	0	0
Production costs	0	0
Depreciation and amortization	0	0
Earnings (loss) from mine operations	0	0
Other significant items of income and expense
Write-down (reversal) of assets	0	681
Exploration and evaluation expenses	2,016	2,343
Mine standby costs	0	0
Income tax expense (recovery)	(3,690)	(14,507)
Loss from discontinued operations, net of tax	0	0
Capital expenditure information
Additions to property, plant and equipment during the period	13,251	13,185
Capitalized interest	0
Information about assets and liabilities
Property, plant and equipment	14,336	15,200
Goodwill	0	0
Assets total	14,336	15,200
Debt	$ 492,691	$ 494,414